Debt, 3rd AVIC Facility (Details) - 3rd AVIC Facility [Member]	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Dec. 14, 2023 USD ($)
Debt [Abstract]
Face amount		$ 41,000,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 183,300
Balloon payment payable at maturity	$ 19,000,000
Term SOFR [Member]
Debt [Abstract]
Basis spread on variable rate	2.65%
Variable rate	5.37%